Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 25,761	$ 29,415
Fair value of the associated liabilities	26,021	28,920
Net position	(260)	495
Other Financial Assets [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	159,589	175,000
Fair value of the associated liabilities	123,469	137,763
Net position	$ 36,120	$ 37,237